Annual Total Returns (Total Stock Market Index Portfolio - Investor Shares Annuity) (Total Stock Market Index Portfolio, Total Stock Market Index Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2013
Total Stock Market Index Portfolio | Total Stock Market Index Portfolio - Investor Shares
Annual Total Return
2013	33.28%
2012	16.33%
2011	0.83%
2010	17.11%
2009	28.26%
2008	(37.28%)
2007	5.16%
2006	15.52%
2005	6.13%
2004	12.55%